Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	€ 16,897	€ 16,240
Investments in financial assets		621
Non-current assets	16,897	16,861
Other taxes	523	607
Prepayments and other receivables	1,538	59,078
Cash and cash equivalents	118,925	94,775
Current assets	120,986	154,460
Total assets	137,883	171,321
Shareholders' equity
Share capital	3,370	3,370
Share premium	412,894	412,540
Reserves	25,976	30,264
Accumulated deficit	(400,850)	(379,109)
Equity attributable to owners of the Company	41,390	67,065
Non-controlling interests		(384)
Total equity	41,390	66,681
Liabilities
Borrowings	4,292	4,271
Lease liabilities	13,828	13,813
Deferred income	44,170	65,568
Non-current liabilities	62,290	83,652
Borrowings		2,500
Lease liabilities	1,614	1,387
Derivative financial instruments	311	1,263
Trade payables	1,541	392
Social securities and other taxes	1,659	1,118
Deferred income	20,569	5,641
Other current liabilities	8,509	8,687
Current liabilities	34,203	20,988
Total liabilities	96,493	104,640
Total equity and liabilities	€ 137,883	€ 171,321